INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the gross amounts of tax contingencies at the beginning and end of the year
Balance, beginning of year	$ 5,423	$ 5,830	$ 6,907
Reductions for tax positions of prior years	(492)	(367)	(119)
Settlements	(4,923)	(40)	(958)
Balance, end of year	8	5,423	5,830
Unrecognized tax benefits
Amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate	(1,919)
Interest and penalties related to unrecognized tax benefits	(3,187)	307	(527)
Expected future payment of interest and penalties accrued related to unrecognized tax benefits	(424)	2,880	2,793
Income tax examinations
Undistributed earnings of non-U.S. subsidiaries	442,000
Tax detriment (benefit) on the active financing income		(2,671)	2,671
Income Tax Examination, Estimate of Possible Loss	5,959
Income Tax Examination, Penalties and Interest Expense	(4,887)
Income Tax Examination, Increase (Decrease) in Liability from Prior Year	$ 1,072